Long-term debt - Summary of Long-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Less: unamortized debt issuance costs	$ (7.5)	$ (17.1)
Long-term Debt	908.3	1,320.6
Less: current maturities of long-term debt	(11.8)	(9.1)
Long-term debt, net of current portion	896.5	1,311.5
2017 First Lien Term Facility due May 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	778.3	786.6
2019 First Lien Term Facility due May 2024 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	97.5	98.5
2017 Second Lien Term Facility due May 2025 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	0.0	310.0
Revolving Facility due May 2022 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	2.7	142.6
2021 Revolving Facility due Nov 2023 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 37.3	$ 0.0